State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.8%
ASSET BACKED COMMERCIAL PAPER — 9.2%
Antalis SA 3.09%, 10/6/2022 (a)	$10,000,000	$9,998,641
Barclays Bank PLC 2.90%, 11/10/2022 (a)	5,000,000	4,984,694
Barclays Bank PLC SOFR + 0.45%, 3.41%, 11/14/2022 (b),(c)	10,000,000	10,000,000
Collateralized Commercial Paper V Co. LLC SOFR + 0.43%, 3.39%, 11/14/2022 (c)	5,000,000	5,000,000
Columbia Funding Co. LLC 2.72%, 10/7/2022 (a)	5,000,000	4,998,489
Legacy Capital Co. LLC SOFR + 0.25%, 3.21%, 11/22/2022 (b),(c)	10,000,000	10,000,000
Legacy Capital Co. LLC SOFR + 0.33%, 3.29%, 11/10/2022 (b),(c)	5,000,000	5,000,000
Legacy Capital Co. LLC SOFR + 0.33%, 3.29%, 11/14/2022 (b),(c)	5,000,000	5,000,000
Legacy Capital Co. LLC SOFR + 0.44%, 3.40%, 11/4/2022 (b),(c)	5,000,000	5,000,000
LMA-Americas LLC 2.12%, 11/18/2022 (a)	2,500,000	2,493,228
		62,475,052
CERTIFICATES OF DEPOSIT — 31.8%
Bank of Nova Scotia SOFR + 0.15%, 3.11%, 10/28/2022 (c)	5,000,000	4,999,895
Barclays Bank PLC 2.23%, 12/1/2022 (a)	5,000,000	5,000,000
BNP Paribas SA 3.00%, 12/12/2022 (a)	7,000,000	7,000,000
BNP Paribas SA SOFR + 0.59%, 3.55%, 3/2/2023 (c)	10,000,000	10,000,000
Canadian Imperial Bank of Commerce SOFR + 0.3%, 3.26%, 1/6/2023 (c)	5,000,000	5,000,000
Canadian Imperial Bank of Commerce FFR + 0.62%, 3.70%, 5/8/2023 (c)	10,000,000	10,000,000
CITIBANK N.A. 2.67%, 3/3/2023 (a)	4,500,000	4,500,000
CITIBANK N.A. 3.00%, 12/27/2022 (a)	10,000,000	10,000,000
CITIBANK N.A. 3.55%, 2/3/2023 (a)	5,000,000	5,000,000
CITIBANK N.A. 3.77%, 5/2/2023 (a)	7,000,000	7,000,000
Cooperatieve Rabobank UA SOFR + 0.4%, 3.36%, 12/1/2022 (c)	5,000,000	5,000,000
Credit Agricole Corporate & Investment Bank SA 3.05%, 11/22/2022 (a)	5,000,000	5,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Credit Industriel et Commercial 3.18%, 1/10/2023 (a)	$10,000,000	$10,000,000
Credit Industriel et Commercial SOFR + 0.35%, 3.31%, 10/12/2022 (c)	2,000,000	2,000,000
Credit Suisse AG 2.45%, 10/4/2022 (a)	15,000,000	15,000,000
Mizuho Bank, Ltd. 2.53%, 10/14/2022 (a)	5,000,000	5,000,000
Mizuho Bank, Ltd. 2.95%, 11/15/2022 (a)	9,000,000	9,000,000
Mizuho Bank, Ltd. SOFR + 0.54%, 3.52%, 1/6/2023 (c)	10,000,000	10,000,000
MUFG Bank, Ltd. SOFR + 0.51%, 3.49%, 2/17/2023 (c)	4,000,000	4,000,000
MUFG Bank, Ltd. SOFR + 0.58%, 3.56%, 3/16/2023 (c)	1,000,000	1,000,181
MUFG Bank, Ltd. SOFR + 0.59%, 3.57%, 3/14/2023 (c)	10,000,000	10,000,000
Natixis SA 2.81%, 11/10/2022 (a)	2,500,000	2,500,000
Nordea Bank Abp SOFR + 0.42%, 3.40%, 12/1/2022 (c)	5,000,000	5,000,000
Nordea Bank Abp SOFR + 0.5%, 3.48%, 2/27/2023 (c)	10,000,000	10,000,000
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.43%, 3.41%, 12/12/2022 (c)	3,500,000	3,500,000
Royal Bank of Canada 0.21%, 10/3/2022 (a)	5,000,000	5,000,000
Royal Bank of Canada SOFR + 0.51%, 3.47%, 1/6/2023 (c)	10,000,000	10,000,000
Royal Bank of Canada SOFR + 0.62%, 3.58%, 5/11/2023 (c)	4,000,000	4,000,000
Societe Generale SOFR + 0.3%, 3.26%, 12/30/2022 (c)	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp. SOFR + 0.21%, 3.17%, 10/11/2022 (c)	2,300,000	2,300,000
Sumitomo Mitsui Banking Corp. SOFR + 0.45%, 3.41%, 12/5/2022 (c)	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp. SOFR + 0.55%, 3.51%, 1/10/2023 (c)	3,000,000	3,000,000
Svenska Handelsbanken SOFR + 0.45%, 3.43%, 4/4/2023 (c)	4,250,000	4,250,000
Toronto-Dominion Bank SOFR + 0.48%, 3.46%, 2/28/2023 (c)	5,000,000	5,000,000
		216,050,076
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER — 37.7%
Australia & New Zealand Banking Group, Ltd. SOFR + 0.36%, 3.32%, 10/27/2022 (b),(c)	$2,750,000	$2,750,000
Australia & New Zealand Banking Group, Ltd. SOFR + 0.36%, 3.32%, 3/24/2023 (b),(c)	4,250,000	4,250,000
Australia & New Zealand Banking Group, Ltd. SOFR + 0.38%, 3.34%, 4/6/2023 (b),(c)	12,000,000	12,000,000
Australia & New Zealand Banking Group, Ltd. SOFR + 0.4%, 3.36%, 12/1/2022 (b),(c)	2,750,000	2,750,000
Bank of Montreal SOFR + 0.5%, 3.46%, 6/8/2023 (c)	10,000,000	10,000,000
Bank of Montreal SOFR + 0.51%, 3.47%, 1/5/2023 (c)	12,000,000	12,000,000
Bank of Nova Scotia SOFR + 0.52%, 3.48%, 1/30/2023 (b),(c)	10,000,000	10,000,000
Bank of Nova Scotia SOFR + 0.62%, 3.58%, 4/10/2023 (b),(c)	10,000,000	10,000,000
BNG Bank 3.03%10/5/2022 (a)	22,000,000	21,996,280
BPCE SA 2.68%, 11/1/2022 (a)	15,000,000	14,967,617
DBS Bank Ltd. 3.30%, 1/12/2023 (a)	5,000,000	4,953,708
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt 2.56%, 10/3/2022 (a)	10,000,000	10,000,000
HSBC Bank PLC SOFR + 0.21%, 3.19%10/13/2022 (b),(c)	12,000,000	12,000,000
HSBC Bank PLC SOFR + 0.25%, 3.23%, 2/10/2023 (b),(c)	4,000,000	4,000,000
HSBC Bank PLC SOFR + 0.5%, 3.48%, 2/27/2023 (b),(c)	4,250,000	4,250,000
HSBC Bank PLC SOFR + 0.55%, 3.53%, 3/16/2023 (b),(c)	3,500,000	3,500,000
Macquarie Bank, Ltd. SOFR + 0.55%, 3.53%, 1/24/2023 (b),(c)	3,000,000	3,000,000
National Australia Bank, Ltd SOFR + 0.42%, 3.38%, 12/8/2022 (b),(c)	1,750,000	1,750,000
National Australia Bank, Ltd SOFR + 0.48%, 3.44%, 12/29/2022 (b),(c)	10,000,000	10,000,000
National Australia Bank, Ltd. 3.10%, 1/11/2023 (a)	10,000,000	9,913,889
National Australia Bank, Ltd. SOFR + 0.47%, 3.43%, 3/17/2023 (b),(c)	2,000,000	2,000,000
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.2%, 3.16%, 10/21/2022 (b),(c)	5,000,000	5,000,000
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.38%, 3.34%, 4/12/2023 (b),(c)	5,000,000	5,000,000
Royal Bank of Canada SOFR + 0.51%, 3.49%, 1/4/2023 (b),(c)	12,000,000	12,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Skandinaviska Enskilda Banken AB 1.83%, 10/5/2022 (a)	$5,000,000	$4,999,492
Skandinaviska Enskilda Banken AB SOFR + 0.48%, 3.46%, 12/14/2022 (b),(c)	3,500,000	3,500,000
Skandinaviska Enskilda Banken AB SOFR + 0.48%, 3.46%, 12/15/2022 (b),(c)	5,000,000	5,000,000
Svenska Handelsbanken AB SOFR + 0.6%, 3.58%, 4/6/2023 (b),(c)	10,000,000	10,000,000
Swedbank AB SOFR + 0.38%, 3.34%, 4/6/2023 (c)	5,000,000	4,999,998
Swedbank AB SOFR + 0.47%, 3.43%, 2/21/2023 (c)	9,000,000	9,000,000
Swedbank AB SOFR + 0.51%, 3.47%, 2/13/2023 (c)	5,000,000	5,000,000
Toronto-Dominion Bank SOFR + 0.50%, 3.48%, 3/29/2023 (c)	5,000,000	5,000,000
UBS AG SOFR + 0.51%, 3.47%, 2/17/2023 (b),(c)	3,250,000	3,250,000
United Overseas Bank, Ltd. SOFR + 0.48%, 3.46%, 2/15/2023 (b),(c)	5,000,000	5,000,000
Westpac Banking Corp. SOFR + 0.4%, 3.36%, 11/23/2022 (b),(c)	2,250,000	2,250,000
Westpac Banking Corp. SOFR + 0.5%, 3.46%, 3/24/2023 (b),(c)	5,000,000	5,000,000
Westpac Banking Corp. SOFR + 0.55%, 3.51%, 2/17/2023 (b),(c)	5,000,000	5,000,000
		256,080,984
OTHER NOTES — 5.9%
Abu Dhabi Commercial Bank PJSC 3.07%, 10/3/2022 (a)	13,484,000	13,484,000
Bank of America N.A. SOFR + 0.50%, 3.46%, 1/5/2023 (c)	3,000,000	3,000,000
Bank of America N.A. SOFR + 0.58%, 3.54%, 10/6/2023 (c)	6,000,000	6,000,000
Canadian Imperial Bank of Commerce 3.03%, 10/3/2022 (a)	5,000,000	5,000,000
Mizuho Bank, Ltd. 3.07%, 10/3/2022 (a)	10,000,000	10,000,000
Toyota Motor Credit Corp. SOFR + 0.28%, 3.26%, 12/14/2022 (c)	2,500,000	2,500,000
		39,984,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 11.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by various U.S. Government Obligations, 0.014% – 4.000% due 01/20/2046 – 11/20/2070, valued at $27,000,000); expected proceeds $25,006,354 3.05%, 10/3/2022	25,000,000	25,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by various U.S. Government Obligations, 0.000% – 3.766% due 07/20/2052 – 08/20/2052, valued at $15,450,000); expected proceeds $15,003,813 3.05%, 10/3/2022	$15,000,000	$15,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by various Federal Home Loan Mortgage Corporation Strips, 2.500% – 4.000% due 04/15/2043 – 01/25/2051, a Federal National Mortgage Associations Strip, 3.016% due 11/01/2042, and U.S. Government Obligations, 3.000% – 4.010% due 09/01/2028 – 08/01/2040, valued at $10,200,001); expected proceeds $10,002,500 3.00%, 10/3/2022	10,000,000	10,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by various U.S. Government Obligations, 2.290% – 5.000% due 07/01/2033 – 09/01/2052, valued at $25,500,001); expected proceeds $25,006,354 3.05%, 10/3/2022	25,000,000	25,000,000
		75,000,000
TREASURY REPURCHASE AGREEMENTS — 0.7%
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by a U.S. Treasury Note, 3.222% due 04/30/2024, valued at $5,100,065); expected proceeds $5,001,225 2.94%, 10/3/2022	5,000,000	5,000,000
OTHER REPURCHASE AGREEMENTS — 3.4%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/23/2022 (collateralized by various Common Stocks, and various Corporate Bonds, 1.250% – 4.900% due 06/22/2026 – 03/09/2049, valued at $5,394,808); expected proceeds $5,058,178 3.52%, 1/20/2023 (d)	5,000,000	5,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by a U.S. Treasury Note, 0.375% due 09/30/2027, and a Common Stock, valued at $5,100,009); expected proceeds $5,001,342 3.22%, 10/3/2022	5,000,000	5,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2022 (collateralized by a U.S. Government Obligation, 4.500% due 08/20/2052, and various Corporate Bonds, 0.000% – 3.850% due 11/22/2022 – 03/01/2026, valued at $3,093,862); expected proceeds $3,001,826 3.13%, 10/5/2022	3,000,000	3,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2022 (collateralized by a U.S. Treasury Note, 3.346% due 01/31/2023, a U.S. Treasury Strip, 0.000% due 08/15/2023, and various Corporate Bonds, 0.000% – 8.750% due 11/22/2022 – 01/01/2999, valued at $3,161,640); expected proceeds $3,001,304 3.13%, 10/3/2022	3,000,000	3,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/29/2022 (collateralized by a U.S. Treasury Note, 3.346% due 01/31/2023, U.S. Treasury Strips, 0.000% due 08/15/2023 – 05/15/2031, and various Corporate Bonds, 0.000% – 5.250% due 11/22/2022 – 01/01/2999, valued at $1,073,349); expected proceeds $1,000,609 3.13%, 10/7/2022	1,000,000	1,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by a U.S. Treasury Note, 3.346% due 01/31/2023, a Common Stock, and various Corporate Bonds, 0.000% – 6.500% due 11/17/2022 – 09/30/2049, valued at $1,065,565); expected proceeds $1,000,609 3.13%, 10/7/2022	$1,000,000	$1,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/09/2022 (collateralized by a Common Stock, valued at $5,400,005); expected proceeds $5,055,394 3.38%, 1/5/2023 (d)	5,000,000	5,000,000
		23,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $677,589,388)		677,590,112
TOTAL INVESTMENTS — 99.8% (Cost $677,589,388)		677,590,112
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,136,336
NET ASSETS — 100.0%		$678,726,448
(a)	Rate shown is the discount rate at time of purchase.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.3% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $10,000,000 or 1.5% of net assets as of September 30, 2022.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Schedule of Investments
September 30, 2022 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$677,590,112	$—	$677,590,112
TOTAL INVESTMENTS	$—	$677,590,112	$—	$677,590,112
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio I
Notes to Schedule of Investments
September 30, 2022 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.9%
ASSET BACKED COMMERCIAL PAPER — 12.5%
Anglesea Funding LLC 3.08%, 10/4/2022 (a)	$50,000,000	$49,982,994
Anglesea Funding LLC 3.10%, 10/6/2022 (a)	125,000,000	124,936,104
Antalis SA 2.90%, 10/28/2022 (a)	25,000,000	24,939,158
Antalis SA 3.09%, 10/6/2022 (a)	62,340,000	62,307,864
Antalis SA 3.12%, 11/2/2022 (a)	52,810,000	52,657,124
Antalis SA 3.22%, 12/1/2022 (a)	40,020,000	39,783,524
Barclays Bank PLC 2.90%, 11/10/2022 (a)	48,000,000	47,826,105
Barclays Bank PLC SOFR + 0.24%, 3.20%, 12/19/2022 (b),(c)	30,000,000	30,000,000
Barclays Bank PLC SOFR + 0.45%, 3.41%, 11/14/2022 (b),(c)	50,000,000	50,012,382
Bedford Row Funding Corp. SOFR + 0.38%, 3.34%, 3/9/2023 (b),(c)	75,000,000	75,007,495
Columbia Funding Co. LLC 2.72%, 10/7/2022 (a)	71,500,000	71,457,319
Columbia Funding Co. LLC 3.37%, 11/14/2022 (a)	97,800,000	97,400,242
Gotham Funding Corp. 2.85%, 11/2/2022 (a)	50,000,000	49,855,167
Legacy Capital Co. LLC 1.95%, 10/6/2022 (a)	50,000,000	49,974,083
Legacy Capital Co. LLC SOFR + 0.44%, 3.40%, 11/4/2022 (b),(c)	35,000,000	35,007,881
Mackinac Funding Co. LLC 3.63%, 12/12/2022 (a)	39,500,000	39,211,330
Mountcliff Funding LLC SOFR + 0.5%, 3.48%, 10/3/2022 (b),(c)	45,000,000	45,001,510
Mountcliff Funding LLC SOFR + 0.5%, 3.48%, 10/4/2022 (b),(c)	25,000,000	25,001,120
Mountcliff Funding LLC SOFR + 0.5%, 3.48%, 10/7/2022 (b),(c)	70,000,000	70,005,498
Regatta Funding Co. LLC 2.99%, 10/28/2022 (a)	27,000,000	26,933,745
		1,067,300,645
CERTIFICATES OF DEPOSIT — 29.6%
Banco Santander SA SOFR + 0.64%, 3.60%, 2/1/2023 (c)	75,000,000	75,060,105
Bank of Nova Scotia SOFR + 0.25%, 3.21%, 2/17/2023 (c)	25,000,000	24,988,767
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Bank of Nova Scotia SOFR + 0.6%, 3.56%, 5/15/2023 (c)	$75,000,000	$75,077,541
Bank of Nova Scotia SOFR + 0.66%, 3.62%, 5/8/2023 (c)	48,500,000	48,572,277
Barclays Bank PLC 2.23%, 12/1/2022 (a)	75,000,000	74,859,758
Barclays Bank PLC SOFR + 0.23%, 3.21%, 10/21/2022 (c)	50,000,000	50,001,677
Barclays Bank PLC SOFR + 0.44%, 3.42%, 11/3/2022 (c)	75,000,000	75,017,546
BNP Paribas SA 3.00%, 12/12/2022 (a)	50,000,000	49,955,892
BNP Paribas SA SOFR + 0.59%, 3.55%, 3/2/2023 (c)	60,000,000	60,072,304
Canadian Imperial Bank of Commerce SOFR + 0.25%, 3.21%, 2/14/2023 (c)	25,000,000	24,995,239
Canadian Imperial Bank of Commerce SOFR + 0.3%, 3.26%, 1/6/2023 (c)	25,000,000	25,003,697
Canadian Imperial Bank of Commerce FFR + 0.62%, 3.70%, 5/8/2023 (c)	100,000,000	100,160,807
CITIBANK N.A. 2.67%, 3/3/2023 (a)	50,000,000	49,687,379
CITIBANK N.A. 3.55%, 2/3/2023 (a)	50,000,000	49,912,989
CITIBANK N.A. 3.77%, 5/2/2023 (a)	77,000,000	76,684,271
Cooperatieve Rabobank UA SOFR + 0.42%, 3.38%, 12/30/2022 (c)	9,000,000	9,003,799
Credit Agricole Corporate & Investment Bank SA 3.05%, 11/22/2022 (a)	75,000,000	74,977,184
KBC BANK N.V. 3.39%, 1/3/2023 (a)	32,500,000	32,476,046
Mizuho Bank, Ltd. 2.53%, 10/14/2022 (a)	40,000,000	39,990,934
Mizuho Bank, Ltd. 2.95%, 11/15/2022 (a)	75,000,000	74,971,112
Mizuho Bank, Ltd. SOFR + 0.58%, 3.56%, 1/20/2023 (c)	50,000,000	50,043,041
MUFG Bank, Ltd. SOFR + 0.51%, 3.49%, 2/17/2023 (c)	45,500,000	45,524,339
MUFG Bank, Ltd. SOFR + 0.58%, 3.56%, 3/16/2023 (c)	4,500,000	4,504,058
MUFG Bank, Ltd. SOFR + 0.59%, 3.57%, 3/14/2023 (c)	80,000,000	80,074,902
MUFG Bank, Ltd. SOFR + 0.6%, 3.58%, 3/9/2023 (c)	100,000,000	100,095,177
Natixis SA 2.81%, 11/10/2022 (a)	19,500,000	19,491,234
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
CERTIFICATES OF DEPOSIT – (continued)
Natixis SA SOFR + 0.6%, 3.56%, 3/3/2023 (c)	$85,000,000	$85,109,211
Nordea Bank Abp SOFR + 0.42%, 3.40%, 12/7/2022 (c)	75,000,000	75,026,575
Nordea Bank Abp SOFR + 0.5%, 3.48%, 2/27/2023 (c)	55,000,000	55,037,754
Norinchukin BK BR SOFR + 0.18%, 3.14%, 12/2/2022 (c)	40,000,000	39,999,560
Norinchukin BK BR SOFR + 0.31%, 3.27%, 10/28/2022 (c)	65,000,000	65,006,642
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.43%, 3.41%, 12/12/2022 (c)	47,000,000	47,020,910
Royal Bank of Canada SOFR + 0.6%, 3.56%, 5/15/2023 (c)	68,000,000	68,068,187
Royal Bank of Canada SOFR + 0.62%, 3.58%, 5/11/2023 (c)	69,250,000	69,327,516
Societe Generale SOFR + 0.3%, 3.26%, 12/30/2022 (c)	88,000,000	88,026,331
Standard Chartered Bank SOFR + 0.4%, 3.36%, 10/21/2022 (c)	40,000,000	40,006,003
Sumitomo Mitsui Banking Corp. SOFR + 0.21%, 3.17%, 10/11/2022 (c)	23,000,000	22,999,827
Sumitomo Mitsui Banking Corp. SOFR + 0.38%, 3.34%, 10/7/2022 (c)	30,000,000	30,000,840
Sumitomo Mitsui Banking Corp. SOFR + 0.43%, 3.39%, 3/3/2023 (c)	75,000,000	75,007,903
Sumitomo Mitsui Banking Corp. SOFR + 0.55%, 3.51%, 1/10/2023 (c)	25,000,000	25,019,257
Sumitomo Mitsui Banking Corp. SOFR + 0.62%, 3.58%, 1/31/2023 (c)	75,000,000	75,072,011
Sumitomo Mitsui Trust Bank, Ltd. SOFR + 0.32%, 3.28%, 11/22/2022 (c)	50,000,000	50,009,541
Svenska Handelsbanken SOFR + 0.45%, 3.43%, 4/4/2023 (c)	45,500,000	45,525,453
Toronto-Dominion Bank SOFR + 0.65%, 3.63%, 5/11/2023 (c)	75,000,000	75,094,013
Wells Fargo Bank N.A. SOFR + 0.35%, 3.31%, 3/23/2023 (c)	41,500,000	41,500,738
Westpac Banking Corp. SOFR + 0.2%, 3.16%, 1/20/2023 (c)	50,000,000	49,981,841
		2,514,042,188
FINANCIAL COMPANY COMMERCIAL PAPER — 35.6%
Australia & New Zealand Banking Group, Ltd. SOFR + 0.36%, 3.32%, 10/27/2022 (b),(c)	33,250,000	33,254,923
Australia & New Zealand Banking Group, Ltd. SOFR + 0.36%, 3.32%, 3/24/2023 (b),(c)	43,750,000	43,752,603
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Australia & New Zealand Banking Group, Ltd. SOFR + 0.38%, 3.34%, 4/6/2023 (b),(c)	158,000,000	$158,012,087
Bank of Montreal SOFR + 0.5%, 3.46%, 6/8/2023 (c)	100,000,000	100,045,436
Bank of Nova Scotia SOFR + 0.53%, 3.49%, 3/24/2023 (b),(c)	25,000,000	25,020,899
Bank of Nova Scotia SOFR + 0.62%, 3.58%, 4/10/2023 (b),(c)	50,000,000	50,067,627
BNG Bank NV 3.03%, 10/5/2022 (a)	100,000,000	99,957,583
BNG Bank NV 3.06%, 10/6/2022 (a)	125,000,000	124,936,312
BNG Bank NV 3.07%, 10/3/2022 (a)	125,000,000	124,968,240
BPCE SA SOFR + 0.43%, 3.39%, 12/1/2022 (b),(c)	50,000,000	50,033,531
DBS Bank Ltd. 3.30%, 1/12/2023 (a)	85,000,000	84,057,803
DNB Bank ASA SOFR + 0.43%, 3.39%, 4/5/2023 (b),(c)	30,500,000	30,518,484
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 3.04%, 10/3/2022 (a)	100,000,000	99,975,192
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt 2.56%, 10/3/2022 (a)	75,000,000	74,980,881
Federation des Caisses Desjardins du Quebec 2.80%, 10/25/2022 (a)	27,000,000	26,941,912
HSBC Bank PLC SOFR + 0.21%, 3.19%10/13/2022 (b),(c)	118,000,000	118,002,982
HSBC Bank PLC SOFR + 0.22%, 3.21%, 11/21/2022 (b),(c)	25,000,000	24,998,561
HSBC Bank PLC SOFR + 0.25%, 3.23%, 2/10/2023 (b),(c)	23,000,000	22,990,521
HSBC Bank PLC SOFR + 0.55%, 3.53%, 3/16/2023 (b),(c)	40,500,000	40,522,274
Kreditanstalt fuer Wiederaufbau 2.76%, 10/27/2022 (a)	50,000,000	49,907,488
Kreditanstalt fuer Wiederaufbau 3.52%, 12/16/2022 (a)	43,500,000	43,204,407
Macquarie Bank, Ltd. SOFR + 0.34%, 3.32%, 11/7/2022 (b),(c)	35,000,000	35,005,377
Macquarie Bank, Ltd. SOFR + 0.4%, 3.38%, 10/6/2022 (b),(c)	50,000,000	50,002,055
Macquarie Bank, Ltd. SOFR + 0.55%, 3.53%, 1/24/2023 (b),(c)	23,000,000	23,018,966
Macquarie Bank, Ltd. SOFR + 0.58%, 3.56%, 2/3/2023 (b),(c)	50,000,000	50,000,000
National Australia Bank Ltd. SOFR + 0.37%, 3.33%, 10/3/2022 (b),(c)	45,250,000	45,251,031
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
National Australia Bank Ltd. SOFR + 0.48%, 3.44%, 11/28/2022 (b),(c)	$22,750,000	$22,757,899
National Australia Bank, Ltd SOFR + 0.42%, 3.38%, 12/8/2022 (b),(c)	20,750,000	20,755,794
NRW Bank 3.04%, 10/7/2022 (a)	75,000,000	74,955,812
Oversea-Chinese Banking Corp., Ltd. SOFR + 0.37%, 3.33%, 4/14/2023 (b),(c)	50,000,000	49,999,638
Royal Bank of Canada SOFR + 0.44%, 3.40%, 12/20/2022 (b),(c)	90,000,000	90,032,188
Skandinaviska Enskilda Banken AB 1.83%, 10/5/2022 (a)	25,000,000	24,989,386
Skandinaviska Enskilda Banken AB SOFR + 0.48%, 3.46%, 12/14/2022 (b),(c)	28,000,000	28,011,855
Svenska Handelsbanken AB SOFR + 0.37%, 3.35%, 4/6/2023 (b),(c)	130,000,000	130,024,735
Svenska Handelsbanken AB SOFR + 0.55%, 3.53%, 1/26/2023 (b),(c)	75,000,000	75,052,185
Swedbank AB SOFR + 0.29%, 3.25%, 12/14/2022 (c)	35,000,000	35,001,033
Swedbank AB SOFR + 0.38%, 3.34%, 4/6/2023 (c)	100,000,000	100,007,650
Swedbank AB SOFR + 0.4%, 3.36%, 11/10/2022 (c)	75,000,000	75,015,195
Swedbank AB SOFR + 0.4%, 3.36%, 11/29/2022 (c)	75,000,000	75,016,166
Swedbank AB SOFR + 0.4%, 3.36%, 11/30/2022 (c)	75,000,000	75,016,454
Swedbank AB SOFR + 0.51%, 3.47%, 2/13/2023 (c)	75,000,000	75,062,869
Toronto-Dominion Bank SOFR + 0.21%, 3.19%, 11/1/2022 (c)	50,000,000	50,002,015
Toronto-Dominion Bank SOFR + 0.50%, 3.48%, 3/29/2023 (c)	40,000,000	40,023,759
Toyota Credit Canada, Inc. 3.55%, 1/24/2023 (a)	27,000,000	26,663,049
United Overseas Bank, Ltd. SOFR + 0.37%, 3.35%, 3/6/2023 (b),(c)	95,000,000	95,019,674
United Overseas Bank, Ltd. SOFR + 0.48%, 3.46%, 2/15/2023 (b),(c)	75,000,000	75,046,663
Westpac Banking Corp. SOFR + 0.5%, 3.46%, 3/21/2023 (b),(c)	25,000,000	25,015,463
Westpac Banking Corp. SOFR + 0.55%, 3.51%, 2/17/2023 (b),(c)	13,000,000	13,010,662
Westpac Banking Corp. SOFR + 0.55%, 3.51%, 2/23/2023 (b),(c)	23,000,000	23,019,491
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Westpac Banking Corp. SOFR + 0.56%, 3.52%, 3/2/2023 (b),(c)	100,000,000	$100,090,992
		3,029,017,802
OTHER NOTES — 13.7%
Abu Dhabi Commercial Bank PJSC 3.07%, 10/3/2022 (a)	154,816,000	154,816,000
Bank of America N.A. SOFR + 0.58%, 3.54%, 10/6/2023 (a)	64,000,000	64,001,655
Credit Agricole Corporate & Investment Bank SA 3.10%, 10/6/2022 (a)	125,000,000	125,000,000
ING Bank N.V. 3.07%, 10/5/2022 (a)	50,000,000	50,000,000
ING Bank N.V. 3.07%, 10/6/2022 (a)	200,000,000	200,000,000
ING Bank N.V. 3.07%, 10/7/2022 (a)	50,000,000	50,000,000
KBC BANK N.V. 3.06%, 10/3/2022 (a)	100,000,000	100,000,000
Mizuho Bank, Ltd. 3.07%, 10/3/2022 (a)	200,000,000	200,000,000
NRW Bank 3.02%, 10/6/2022 (a)	50,000,000	50,000,000
Royal Bank of Canada 3.07%, 10/3/2022 (a)	100,000,000	100,000,000
Toronto-Dominion Bank 3.07%, 10/6/2022 (a)	50,000,000	50,000,000
Toyota Motor Credit Corp. SOFR + 0.28%, 3.26%, 12/14/2022 (c)	20,000,000	19,997,631
		1,163,815,286
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 4.3%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by various U.S. Government Obligations, 2.000% – 6.500% due 04/01/2027 – 10/01/2052, valued at $167,280,000); expected proceeds $164,042,367 3.10%, 10/3/2022	164,000,000	164,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by various U.S. Government Obligations, 2.000% – 8.473% due 03/25/2040 – 01/25/2061, valued at $129,600,001); expected proceeds $120,030,500 3.05%, 10/3/2022	120,000,000	120,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by a Resolution Funding Strip, 0.000% due 01/15/2030, and U.S. Government Obligations, 3.239% – 3.389% due 02/16/2032 – 08/16/2034, valued at $86,700,087); expected proceeds $85,021,463 3.03%, 10/3/2022	85,000,000	85,000,000
		369,000,000
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
TREASURY REPURCHASE AGREEMENTS — 0.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by U.S. Treasury Notes, 0.625% – 3.125% due 08/31/2027 – 06/30/2028, valued at $31,620,057); expected proceeds $31,360,702 3.52%, 1/27/2023 (d)	$31,000,000	$31,000,000
OTHER REPURCHASE AGREEMENTS — 3.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/23/2022 (collateralized by various Common Stocks, and a Corporate Bond, 7.750% due 06/15/2023, valued at $43,197,459); expected proceeds $40,465,422 3.52%, 1/20/2023 (d)	40,000,000	40,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by various Corporate Bonds, 0.800% – 4.050% due 02/15/2024 – 04/01/2026, valued at $31,500,213); expected proceeds $30,249,000 3.32%, 12/29/2022 (d)	30,000,000	30,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2022 (collateralized by a Common Stock, and various Corporate Bonds, 0.000% – 6.875% due 11/22/2022 – 01/01/2999, valued at $39,940,775); expected proceeds $38,023,127 3.13%, 10/5/2022	38,000,000	38,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2022 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2023, and various Corporate Bonds, 0.000% – 2.299% due 11/22/2022 – 07/21/2032, valued at $33,011,219); expected proceeds $32,013,911 3.13%, 10/3/2022	32,000,000	32,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by U.S. Government Obligations, 1.500% – 15.000% due 02/25/2029 – 07/25/2056, a U.S. Treasury Note, 3.346% due 01/31/2023, a U.S. Treasury Strip, 0.000% due 08/15/2023, a Common Stock, and various Corporate Bonds, 0.000% – 8.750% due 11/22/2022 – 11/13/2047, valued at $11,781,136); expected proceeds $11,006,695 3.13%, 10/7/2022	11,000,000	11,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/09/2022 (collateralized by various Common Stocks, valued at $54,000,001); expected proceeds $50,553,944 3.38%, 1/5/2023 (d)	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 09/16/2022 (collateralized by a Common Stock, and various Corporate Bonds, 0.950% – 8.875% due 12/02/2022 – 05/01/2053, valued at $27,250,837); expected proceeds $25,136,250 3.27%, 11/15/2022 (d)	25,000,000	25,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/30/2022 (collateralized by various Corporate Bonds, 2.300% – 8.500% due 11/01/2022 – 04/01/2049, valued at $115,030,719); expected proceeds $100,026,167 3.14%, 10/3/2022	100,000,000	100,000,000
		326,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,499,721,013)		8,500,175,921
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments – (continued)
September 30, 2022 (Unaudited)
Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
OTHER REPURCHASE AGREEMENTS – (continued)
TOTAL INVESTMENTS — 99.9% (Cost $8,499,721,013)		8,500,175,921
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,152,715
NET ASSETS — 100.0%		$8,509,328,636
(a)	Rate shown is the discount rate at time of purchase.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.1% of net assets as of September 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Illiquid security. These securities represent $176,000,000 or 2.1% of net assets as of September 30, 2022.
Abbreviations:
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Schedule of Investments
September 30, 2022 (Unaudited)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
INVESTMENTS:
Short-Term Investments	$—	$8,500,175,921	$—	$8,500,175,921
TOTAL INVESTMENTS	$—	$8,500,175,921	$—	$8,500,175,921
See accompanying notes to Schedule of Investments.

State Street Navigator Securities Lending Trust
State Street Navigator Securities Lending Portfolio II
Notes to Schedule of Investments
September 30, 2022 (Unaudited)
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board" and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•      Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•      Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•      Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•      Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;
•      Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•      Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.